Mergers and Acquisitions (Details) (USD $)	0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended				0 Months Ended				12 Months Ended	0 Months Ended		0 Months Ended			12 Months Ended				0 Months Ended						0 Months Ended											0 Months Ended						0 Months Ended		3 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended
	Nov. 05, 2013	Dec. 31, 2013 property	Dec. 31, 2012 property		Dec. 31, 2011		Sep. 15, 2013	Dec. 31, 2013 Series F Preferred Stock [Member]	Nov. 08, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member]	Feb. 28, 2013 American Realty Capital Advisors III LLC [Member] Advisor [Member] Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member]
Jan. 03, 2014
American Realty Capital Advisors III LLC [Member]
Advisor [Member]
Pre-tax Non-compounded Return on Capital Contribution [Member]
Annual Targeted Investor Return [Member]
Subsequent Event [Member]
														Feb. 28, 2013 ARCP Merger [Member] Common Stock [Member] Option One [Member]	Feb. 28, 2013 ARCP Merger [Member] Cash [Member] Option Two [Member]	Feb. 28, 2013 ARCP Merger [Member] ARCP [Member]	Feb. 28, 2013 ARCP Merger [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member]	Dec. 31, 2013 ARCP Merger [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member]	Feb. 28, 2013 ARCP Merger [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Common Stock [Member] Entity Wholly Owned by Sponsor [Member] Post-Conversion [Member]	Feb. 28, 2013 ARCP shares converted from ARCT III shares [Member] Cash [Member] Option Two [Member]	Jun. 28, 2013 GE Capital Portfolio [Member] property	Jun. 28, 2013 GE Capital Portfolio [Member] Property Subject to Operating Lease [Member] property	Jun. 28, 2013 GE Capital Portfolio [Member] Direct Financing Lease [Member] property	Dec. 31, 2013 GE Capital Portfolio [Member] ARCP IV [Member] property	Dec. 31, 2013 GE Capital Portfolio [Member] ARCP IV [Member] Property Subject to Operating Lease [Member] property	Dec. 31, 2013 GE Capital Portfolio [Member] ARCP IV [Member] Direct Financing Lease [Member] property	Jun. 27, 2013 Portfolio Acquisitions [Member]	Nov. 05, 2013 CapLease [Member]	Nov. 05, 2013 CapLease [Member] Cash [Member] Preferred Stock [Member]	Nov. 05, 2013 CapLease [Member] Cash [Member] OP Units [Member]	Nov. 05, 2013 CapLease [Member] Cash [Member] Common Stock [Member]	Nov. 05, 2013 CapLease [Member] Cash [Member] Restricted Stock [Member]	Dec. 31, 2013 ARCT IV / ARCP Merger [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] Series F Preferred Stock [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] OP Units [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] Common Stock [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] Cash [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] ARCP [Member] Series F Preferred Stock [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] ARCP [Member] Common Stock [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] ARCP [Member] Class B Units [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] American Realty Capital Real Estate Partners, LLC [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] American Realty Capital Real Estate Partners, LLC [Member] Class B Units [Member] Subsequent Event [Member]
Jan. 03, 2014
ARCT IV / ARCP Merger [Member]
American Realty Capital Advisors III LLC [Member]
Advisor [Member]
Pre-tax Non-compounded Return on Capital Contribution [Member]
Annual Targeted Investor Return [Member]
Subsequent Event [Member]
																																													Jan. 03, 2014 ARCT IV / ARCP Merger [Member] ARCP IV [Member] Special Limited Partner [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] ARCP IV [Member] Series F OP Units [Member] Subsequent Event [Member]	Jan. 03, 2014 ARCT IV / ARCP Merger [Member] ARCP IV [Member] OP Units [Member] Subsequent Event [Member]
Jan. 03, 2014
ARCT IV / ARCP Merger [Member]
American Realty Capital III Special Limited Partnership, LLC [Member]
Common Stock [Member]
Entity Wholly Owned by Sponsor [Member]
Post-Conversion [Member]
Subsequent Event [Member]
																																																	Jul. 24, 2013 Fortress Portfolio [Member] property	Dec. 31, 2013 Fortress Portfolio [Member]	Jan. 08, 2014 Fortress Portfolio [Member] Subsequent Event [Member]	Jul. 24, 2013 ARCP Fortress Portfolio [Member] property	Dec. 31, 2013 ARCP Fortress Portfolio [Member] property	Oct. 02, 2013 ARCP Fortress Portfolio [Member]	Jan. 08, 2014 ARCP Fortress Portfolio [Member] Subsequent Event [Member] property	Aug. 08, 2013 ARCP Inland Portfolio [Member] property	Dec. 31, 2013 ARCP Inland Portfolio [Member] property	Aug. 09, 2013 ARCP Inland Portfolio [Member] company	Feb. 07, 2014 ARCP Inland Portfolio [Member] Subsequent Event [Member] property	Aug. 09, 2013 ARCP Inland Portfolio [Member] ARCP [Member] company	Feb. 07, 2014 Cole Merger [Member] Subsequent Event [Member]	Feb. 07, 2014 Cole Merger [Member] Cash [Member] Option One [Member] Subsequent Event [Member]	Feb. 07, 2014 Cole Merger [Member] Cash [Member] Option Two [Member] Subsequent Event [Member]
Business Acquisition [Line Items]
Convertible stock issued during period, shares																0.95
Convertible stock issued during period, value															$ 12.00														$ 25.00	$ 8.50	$ 8.50	$ 8.50						$ 9.00
Business Combination, Consideration Transferred														$ 350,000,000																												$ 750,000									$ 400,900,000					$ 501,000,000					$ 7,467,643,000		$ 13.82
Shares, Outstanding														148,100,000	29,200,000					27,700,000
Percentage of shares outstanding															16.50%
Common stock, issued		239,234,725	184,553,676											140,700,000																			5,400,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units																	7,300,000		7,300,000
Units Minimum Holding Period																		1 year																		2 years
Number of properties acquired		1,739	573																		447	409	50	924	912	12																											41				5
Real Estate Investment, Aggregate Purchase Price																								1,400,000,000			773,900,000
Cash	920,700,000																											920,700,000						650,900,000																											181,775,000
Business Acquisition, Equity Interest Issued or Issuable, Per Share Conversion Rate																																							$ 0.5937	$ 0.5190	$ 2.3961				$ 22.50
Percentage of Stock, Designated Cumulative Preferred Stock								6.70%																											6.70%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																																			42,200,000		36,900,000				1,200,000		100,000		2,800,000	700,000	600,000														400,000	1.0929
Related Party Transaction, Cumulative Capital Investment Return												557,300,000																																358,300,000
Related Party Transaction, Cumulative Capital Investment Return, as a Percentage of Benchmark											6.00%	6.00%	6.00%																															6.00%
Subordinated Distributions of Net Sale Proceeds																																																63,200,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																																													78,200,000
Conversion of Stock, Shares Converted									1,400,000																											6,700,000
Number of Real Estate Properties																																																	196			120			79	33			27
Real Estate Investment Property, at Cost		7,450,699,000	1,875,268,000																																														972,500,000		601,200,000			200,300,000			56,400,000	2,300,000,000
Business Acquisition, Cash in Escrow																																																		72,200,000							28,600,000
Common stock, par value		$ 0.01	$ 0.01				$ 0.01																										$ 0.01																													$ 0.01
Business Acquisition, Percentage of Voting Interests Acquired																																																													98.00%
Percent of Voting Interests That Received Cash																																																													2.00%
Stock Issued During Period, Value, New Issues																																																													$ 520,800,000
Shares issued (in shares)			3,737,500	[1],[2]	7,147,034	[1],[3]				47,161,562 [1]																																																			2,800,000
Number of Companies																																																										67		10

[1]	Excludes 140.7 million shares of common stock that were issued to the stockholders of ARCT III's common stock in conjunction with the ARCT III Merger.
[2]	Excludes 155.7 million and 5.4 million shares of common stock that were issued by ARCT III and ARCT IV, respectively, for gross proceeds of $1.6 billion and $255.0 million, respectively.
[3]	Excludes 9.8 million shares of common stock that were issued by ARCT III for gross proceeds of $102.2 million